Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 24,970	$ 23,300
Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	392	1,994
Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	4,356	4,599
Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050	$ 1,050
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	11,381
Net (receipts) payments on cross currency basis swaps	62
MLSE financial liability	149
Total	38,954
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	844
Net (receipts) payments on cross currency basis swaps	(1)
MLSE financial liability	149
Total	3,576
Liquidity risk | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	824
Net (receipts) payments on cross currency basis swaps	(1)
MLSE financial liability	0
Total	3,440
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	756
Net (receipts) payments on cross currency basis swaps	0
MLSE financial liability	0
Total	3,032
Liquidity risk | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	693
Net (receipts) payments on cross currency basis swaps	0
MLSE financial liability	0
Total	2,430
Liquidity risk | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	641
Net (receipts) payments on cross currency basis swaps	0
MLSE financial liability	0
Total	3,172
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	7,623
Net (receipts) payments on cross currency basis swaps	64
MLSE financial liability	0
Total	23,304
Liquidity risk | Gross carrying amount | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	20,614
Liquidity risk | Gross carrying amount | Long-term debt | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	221
Liquidity risk | Gross carrying amount | Long-term debt | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,785
Liquidity risk | Gross carrying amount | Long-term debt | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,665
Liquidity risk | Gross carrying amount | Long-term debt | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,278
Liquidity risk | Gross carrying amount | Long-term debt | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,125
Liquidity risk | Gross carrying amount | Long-term debt | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,540
Liquidity risk | Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	392
Liquidity risk | Gross carrying amount | Notes payable | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	392
Liquidity risk | Gross carrying amount | Notes payable | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,306
Interest expense on debt instruments issued	950
Liquidity risk | Gross carrying amount | Lease liabilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	921
Liquidity risk | Gross carrying amount | Lease liabilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	832
Liquidity risk | Gross carrying amount | Lease liabilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	611
Liquidity risk | Gross carrying amount | Lease liabilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	459
Liquidity risk | Gross carrying amount | Lease liabilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	406
Liquidity risk | Gross carrying amount | Lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,077
Liquidity risk | Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,050
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0